UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	9/30
Date of reporting period:	3/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Municipals, Inc.

SEMIANNUAL REPORT March 31, 2016

Dreyfus Strategic Municipals, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The Fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of Fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Municipals, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipals, Inc., covering the six-month period from October 1, 2015, through March 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period was a time of varied and, at times, conflicting economic influences. On one hand, the U.S. economy continued to grow as domestic labor markets posted significant gains, housing markets recovered, and lower fuel prices put cash in consumers’ pockets. Indeed, these factors, along with low inflation, prompted the Federal Reserve Board in December to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to disappoint, particularly in China and other emerging markets, where reduced industrial demand and declining currency values sparked substantial declines in commodity prices. These developments proved especially challenging for financial markets in January and early February, but stocks and riskier sectors of the bond market later rallied strongly to post positive returns, on average, for the reporting period overall.

While we are encouraged that stabilizing commodity prices and continued strength in the U.S. economy recently have supported the financial markets, we expect market volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2015, through March 31, 2016, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2016, Dreyfus Strategic Municipals, Inc. achieved a total return of 5.96% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.2580 per share, which reflects an annualized distribution rate of 5.75%.2

Municipal bonds produced solidly positive total returns over the reporting period amid robust demand for competitive levels of after-tax income. The fund benefited from its long average duration and emphasis on income-oriented securities.

The Fund’s Investment Approach

The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. Under normal market conditions, the fund ordinarily invests at least 80% of its net assets in municipal obligations that provide income exempt from federal income tax. Under normal market conditions, the fund will invest at least 50% of its net assets in municipal bonds considered investment grade RIDERX or the unrated equivalent as determined by Dreyfus in the case of bonds, and in the two highest-rating categories or the unrated equivalent as determined by Dreyfus at this time of purchase.

To this end, portfolio construction focuses on income opportunities, through analysis of each bond’s structure, including paying close attention to each bond’s yield, maturity, and early redemption features. When making new investments, we focus on identifying undervalued sectors and securities, and we minimize reliance on interest rate forecasting. We select municipal bonds based on fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as escrowed, general obligation and revenue, based on their apparent relative values. Leverage, which is utilized in the portfolio in order to generate a higher level of current income exempt from regular federal income taxes, does amplify the fund’s exposure to interest rate movements, and potentially, gains or losses, especially those among the longest maturities.

Flight to Safety Supported Municipal Bonds

Despite a moderate-but-sustained U.S. economic recovery, persistent slowdowns in overseas markets and declining commodity prices made investors more cautious over the reporting period. Investors generally turned away from riskier assets and toward high-quality securities, especially bonds with competitive after-tax income profiles. Longer term securities fared particularly well amid falling long-term interest rates.

Supply-and-demand influences in the municipal bond market also proved favorable. New issuance volumes increased over much of 2015 when issuers rushed to refinance existing debt before a rate hike from the Federal Reserve Board, but the supply of newly issued securities moderated during the first quarter of 2016 while investor demand remained steady.

Municipal bonds were further supported by generally improving credit conditions as tax revenues recovered beyond pre-recession levels for most states. Pockets of fiscal instability in Puerto Rico, Illinois, Chicago, and New Jersey had little impact on the national market.

DISCUSSION OF FUND PERFORMANCE (continued)

Higher Yielding Holdings Bolstered Relative Results

The fund’s strong performance was supported by its focus on municipal bonds with longer term maturities, which enabled it to participate more fully in the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity range.

The fund also achieved strong results through overweighted positions in higher yielding revenue bonds and underweighted exposure to general obligation and escrowed bonds. Results were especially robust among lower rated bonds backed by airlines, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. The fund further benefited from lack of direct exposure to uninsured municipal bonds from Puerto Rico, as well as our decision to eliminate its positions in general obligation bonds from the city of Chicago and the state of Illinois. The fund’s leveraging strategy proved effective over the reporting period, helping to magnify its positive returns.

Although disappointments during the reporting period proved to be relatively mild, the fund’s holdings of higher quality, lower yielding municipal bonds—including those backed by essential municipal services such as sewer systems, waterworks, and public utilities—lagged market averages.

Maintaining a Focus on Income

We remain optimistic regarding the prospects for the municipal bond market as the U.S. economy continues to grow, but we are aware of the potential risks posed by political uncertainty and rising interest rates. As of the reporting period’s end, municipal bonds continued to offer competitive yields compared to U.S. Treasury securities. While we expect one or more additional rate hikes over the remainder of 2016, they likely will be modest and gradual.

Therefore, we have retained the fund’s focus on longer term maturities, which is intended to capture higher levels of current income. We also have maintained underweighted exposure to general obligation bonds and relatively heavy positions in higher yielding revenue-backed bonds, including high yield municipal securities.

April 15, 2016

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Market price per share, net asset value per share, and investment return fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until May 31, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2 Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

STATEMENT OF INVESTMENTS
March 31, 2016 (Unaudited)

Long-Term Municipal Investments - 148.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.6%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/45	4,000,000		4,078,320
Jefferson County, Limited Obligation School Warrants	5.25	1/1/17	4,520,000		4,555,934
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	2,000,000		2,012,400
Jefferson County, Sewer Revenue Warrants	0/7.90	10/1/50	2,500,000	[a]	1,828,200
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	6,000,000		7,454,880
				19,929,734
Alaska - 1.8%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	11,190,000		9,920,718
Arizona - 5.6%
Arizona Housing Finance Authority, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.55	12/1/41	1,190,000		1,233,126
Barclays Capital Municipal Trust Receipts (Series 21 W), (Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue) Recourse	5.00	1/1/38	17,207,871	[b,c]	18,253,034
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/35	2,360,000	[c]	2,498,178
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Projects)	5.00	7/1/45	2,000,000	[c]	2,039,940
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	2,510,000		2,424,836
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	4,030,000		4,942,553
				31,391,667
California - 16.9%
Barclays Capital Municipal Trust Receipts (Series 80 W), (Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)) Recourse	5.00	5/15/31	5,247,500	[b,c]	6,030,931
California, GO (Various Purpose)	5.75	4/1/31	10,800,000		12,350,448
California, GO (Various Purpose)	6.50	4/1/33	10,000,000		11,666,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 16.9% (continued)
California, GO (Various Purpose)	6.00	11/1/35	7,500,000		8,834,100
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	2,090,000		2,450,525
California Statewide Communities Development Authority, Student Housing Revenue (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II) (Prerefunded)	5.75	5/15/18	2,000,000	[d]	2,212,040
JPMorgan Chase Putters/Drivers Trust (Series 3851), (California Educational Facilities Authority, Revenue (University of Southern California)) Non-recourse	5.25	10/1/16	10,100,000	[b,c]	11,158,581
JPMorgan Chase Putters/Drivers Trust (Series 4361), (Los Angeles Department of Water and Power, Water System Revenue) Non-recourse	5.00	7/1/20	5,000,000	[b,c]	5,910,950
RIB Floater Trust (Barclays Bank PLC) (Series 23 U), (The Regents of the University of California, General Revenue) Recourse	5.00	5/15/38	10,000,000	[b,c]	11,678,300
Sacramento County, Airport System Subordinate and Passenger Facility Charges Grant Revenue	6.00	7/1/35	6,250,000		6,909,437
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	2,000,000		2,455,740
San Francisco City and County Redevelopment Agency Community Facilities District Number 6, Special Tax Revenue (Mission Bay South Public Improvements)	5.00	8/1/23	1,000,000		1,191,050
Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds (San Diego County Tobacco Asset Securitization Corporation)	5.00	6/1/37	7,300,000		7,242,987
Tuolumne Wind Project Authority, Revenue (Tuolumne Company Project)	5.88	1/1/29	3,500,000		3,973,900
				94,065,789
Colorado - 4.6%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	3,500,000	[d]	4,204,270
JPMorgan Chase Putters/Drivers Trust (Series 4386), (Board of Governors of the Colorado State University, System Enterprise Revenue) Non-recourse	5.00	3/1/20	7,500,000	[b,c]	8,609,625

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Colorado - 4.6% (continued)
RIB Floater Trust (Barclays Bank PLC) (Series 25 U-1), (Colorado Springs, Utilities System Improvement Revenue) Recourse	5.00	11/15/43	9,750,000	[b,c]	11,365,575
The Plaza Metropolitan District Number 1, Revenue	5.00	12/1/17	1,170,000	[c]	1,214,308
				25,393,778
District of Columbia - 4.3%
RIB Floater Trust (Barclays Bank PLC) (Series 15 U), (District of Columbia, Income Tax Secured Revenue) Recourse	5.00	12/1/35	19,997,609	[b,c]	23,998,909
Florida - 7.0%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,600,000	[c]	1,647,568
Clearwater, Water and Sewer Revenue	5.25	12/1/39	5,000,000		5,612,100
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	6.00	6/15/44	5,000,000	[c]	5,080,350
Greater Orlando Aviation Authority, Airport Facilities Revenue	6.25	10/1/20	8,000,000		9,315,440
Miami-Dade County, Subordinate Special Obligation Revenue	0.00	10/1/45	3,000,000	[e]	843,450
Mid-Bay Bridge Authority, Springing Lien Revenue (Prerefunded)	7.25	10/1/21	6,000,000	[d]	7,872,240
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project)	6.00	8/1/45	6,500,000		7,293,585
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	1,000,000		1,186,890
				38,851,623
Georgia - 5.4%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	4,000,000		4,487,080
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	6,000,000	[d]	7,070,700
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	5,055,000	[d]	5,588,302
Georgia Higher Education Facilities Authority, Revenue (USG Real Estate Foundation I, LLC Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.63	6/15/18	945,000	[d]	1,044,698

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 5.4% (continued)
RIB Floater Trust (Barclays Bank PLC) (Series 20 U), (Private Colleges and Universities Authority, Revenue (Emory University)) Recourse	5.00	10/1/43	10,000,000	[b,c]	11,611,000
				29,801,780
Hawaii - .9%
Hawaii Department of Budget and Finance, Special Purpose Revenue (Hawai'i Pacific Health Obligated Group)	5.75	7/1/40	4,415,000		4,990,893
Idaho - .9%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	5,000,000		5,010,850
Illinois - 7.1%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/24	5,550,000		6,404,311
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	5,000,000		5,795,100
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/40	2,000,000		2,319,380
JPMorgan Chase Putters/Drivers Trust (Series 4360), (Greater Chicago Metropolitan Water Reclamation District, GO Capital Improvement Bonds) Non-recourse	5.00	12/1/19	7,500,000	[b,c]	8,589,150
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	3,000,000		3,288,060
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	12,450,000	[e]	2,189,084
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/53	3,500,000		3,793,370
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	5,050,000		6,054,546
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,000,000		1,112,730
				39,545,731
Indiana - .3%
Indiana Finance Authority, Revenue (Marquette Project)	5.00	3/1/39	1,400,000		1,484,042
Iowa - 1.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	7,375,000		7,907,180

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Iowa - 1.8% (continued)
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	2,000,000		2,004,080
				9,911,260
Kentucky - .5%
Louisville/Jefferson County Metro Government, Health Facilities Revenue (Jewish Hospital and Saint Mary's HealthCare, Inc. Project) (Prerefunded)	6.13	2/1/18	2,300,000	[d]	2,524,848
Louisiana - 2.0%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	7,000,000		7,543,970
Louisiana Public Facilities Authority, Revenue (Entergy Louisiana, LLC Project)	3.50	6/1/30	2,000,000		2,034,000
New Orleans, Sewerage Service Revenue	5.00	6/1/40	1,500,000		1,706,580
				11,284,550
Maine - .6%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	3,000,000		3,596,190
Maryland - 1.9%
JPMorgan Chase Putters/Drivers Trust (Series 4422), (Mayor and City Council of Baltimore, Project Revenue (Water Projects)) Non-recourse	5.00	7/1/21	9,000,000	[b,c]	10,380,645
Massachusetts - 7.2%
JPMorgan Chase Putters/Drivers Trust (Series 3840), (Massachusetts Development Finance Agency, Revenue (Harvard University Issue)) Non-recourse	5.25	8/1/18	10,000,000	[b,c]	11,764,800
JPMorgan Chase Putters/Drivers Trust (Series 3898), (Massachusetts, Consolidated Loan) Non-recourse	5.00	4/1/19	8,600,000	[b,c]	10,140,174
JPMorgan Chase Putters/Drivers Trust (Series 4420), (Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue) Non-recourse	5.00	5/15/21	10,000,000	[b,c]	11,628,600
Massachusetts Health and Educational Facilities Authority, Revenue (Suffolk University Issue)	6.25	7/1/30	5,650,000		6,474,787
				40,008,361

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 8.7%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	3,000,000		3,313,860
Kent Hospital Finance Authority, Revenue (Metropolitan Hospital Project)	6.00	7/1/35	2,930,000		2,938,145
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	4,765,000		5,517,584
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	3,250,000		3,731,878
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/31	2,000,000		2,317,240
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	2,000,000		2,296,540
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	2,000,000		2,259,120
Michigan Hospital Finance Authority, HR (Henry Ford Health System)	5.63	11/15/29	5,000,000		5,742,550
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	4,980,000		4,962,520
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.88	6/1/42	5,000,000		5,159,950
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	6.00	6/1/48	4,000,000		3,843,000
Royal Oak Hospital Finance Authority, HR (William Beaumont Hospital Obligated Group) (Prerefunded)	8.25	9/1/18	5,500,000	[d]	6,476,965
				48,559,352

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Minnesota - 1.1%
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.15	12/1/38	84,723	86,929
Dakota County Community Development Agency, SFMR (Mortgage-Backed Securities Program) (Collateralized: FHLMC, FNMA and GNMA)	5.30	12/1/39	160,472	166,028
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	4,190,000	4,720,580
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	810,000	[d] 928,592
				5,902,129
Mississippi - 2.3%
Mississippi Business Finance Corporation, PCR (System Energy Resources, Inc. Project)	5.88	4/1/22	6,675,000	6,889,601
Mississippi Development Bank, Special Obligation Revenue (Magnolia Regional Health Center Project)	6.50	10/1/31	5,000,000	5,918,800
				12,808,401
New Jersey - 3.1%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	1,000,000	[c] 1,019,770
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	3,250,000	3,528,785
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.25	9/15/29	2,000,000	2,213,480
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	3,765,000	4,055,244
New Jersey Transportation Trust Fund Authority, Transportation Program Revenue	5.25	6/15/33	1,500,000	1,649,175
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	5,500,000	4,983,550
				17,450,004
New Mexico - 1.4%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	5.90	6/1/40	7,000,000	7,962,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 10.5%
Barclays Capital Municipal Trust Receipts (Series 29 W), (New York City Municipal Water Finance Authority, Water and Sewer System General Resolution Revenue) Recourse	5.00	6/15/39	20,000,000	[b,c]	22,321,200
Barclays Capital Municipal Trust Receipts (Series 7 B), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Recourse	5.50	11/1/27	5,000,000	[b,c]	6,007,500
JPMorgan Chase Putters/Drivers Trust (Series 3857), (New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue) Non-recourse	5.25	11/1/18	5,000,000	[b,c]	5,936,800
New York City Educational Construction Fund, Revenue	6.50	4/1/27	4,490,000		5,567,555
New York City Industrial Development Agency, PILOT Revenue (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	7.00	3/1/49	5,000,000		5,813,150
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,000,000	[c]	7,532,350
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	3,000,000	[c]	3,045,600
Port Authority of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,365,460
				58,589,615
North Carolina - .2%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Pennybryn at Maryfield)	5.00	10/1/35	1,005,000		1,067,139
Ohio - 10.7%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	14,690,000		14,691,616
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,850,000		4,506,310
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/29	3,955,000	[e]	2,739,510

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 10.7% (continued)
Canal Winchester Local School District, School Facilities Construction and Improvement and Advance Refunding Bonds (GO - Unlimited Tax) (Insured; National Public Finance Guarantee Corp.)	0.00	12/1/31	3,955,000	[e]	2,560,309
JPMorgan Chase Putters/Drivers Trust (Series 4367), (Hamilton County, Sewer System Improvement Revenue (The Metropolitan Sewer District of Greater Cincinnati)) Non-recourse	5.00	6/1/33	17,000,000	[b,c]	19,831,690
Muskingum County, Hospital Facilities Revenue (Genesis HealthCare System Obligated Group Project)	5.00	2/15/22	4,590,000		5,083,333
Ohio Air Quality Development Authority, Air Quality Revenue (Ohio Valley Electric Corporation Project)	5.63	10/1/19	1,900,000		2,117,721
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.63	2/1/36	3,000,000	[c]	3,024,720
Toledo-Lucas County Port Authority, Special Assessment Revenue (Crocker Park Public Improvement Project)	5.38	12/1/35	5,000,000		5,005,700
				59,560,909
Oregon - .7%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	3,300,000		3,606,339
Pennsylvania - 1.4%
JPMorgan Chase Putters/Drivers Trust (Series 3916), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	3,000,000	[b,c]	3,339,360
Philadelphia, GO	6.50	8/1/41	3,550,000		4,247,753
				7,587,113
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligated Group Issue) (Insured; Assured Guaranty Corp.)	7.00	5/15/39	5,000,000		5,787,450
South Carolina - 7.1%
Barclays Capital Municipal Trust Receipts (Series 42 W), (Columbia, Waterworks and Sewer System Revenue) Recourse	5.00	2/1/40	10,000,000	[b,c]	11,250,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
South Carolina - 7.1% (continued)
JPMorgan Chase Putters/Drivers Trust (Series 4379), (South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)) Non-recourse	5.13	6/1/37	15,000,000	[b,c]	17,226,750
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper) (Prerefunded)	5.50	1/1/19	9,205,000	[d]	10,361,884
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper) (Prerefunded)	5.50	1/1/19	795,000	[d]	894,916
				39,733,550
Tennessee - 4.4%
Barclays Capital Municipal Trust Receipts (Series 25 W), (Rutherford County Health and Educational Facilities Board, Revenue (Ascension Health Senior Credit Group)) Recourse	5.00	11/15/40	10,000,000	[b,c]	10,980,500
JPMorgan Chase Putters/Drivers Trust (Series 4416), (Metropolitan Government of Nashville and Davidson County, Water and Sewer Revenue) Non-recourse	5.00	7/1/21	5,000,000	[b,c]	5,731,150
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (The Vanderbilt University)	5.50	10/1/34	7,000,000		7,980,840
				24,692,490
Texas - 12.7%
Barclays Capital Municipal Trust Receipts (Series 28 W), (Leander Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)) Recourse	5.00	8/15/40	8,507,701	[b,c]	9,527,327
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,500,000		1,705,620
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	4,000,000		4,176,400
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	6.00	12/1/30	2,500,000		2,851,625
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	2,500,000		2,556,450
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue (Prerefunded)	5.25	12/1/18	10,000,000	[d]	11,150,000
Harris County Health Facilities Development Corporation, HR (Memorial Hermann Healthcare System) (Prerefunded)	7.25	12/1/18	2,000,000	[d]	2,336,940

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 12.7% (continued)
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/50	6,500,000	[e]	1,354,275
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.)	6.00	11/15/36	295,000		341,943
Houston, Combined Utility System First Lien Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	6.00	5/15/19	4,705,000	[d]	5,442,085
JPMorgan Chase Putters/Drivers Trust (Series 4356), (San Antonio, Electric and Gas Systems Junior Lien Revenue) Non-recourse	5.00	2/1/21	16,750,000	[b,c]	18,871,387
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	965,000		1,039,044
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.) (Prerefunded)	5.75	1/1/18	8,335,000	[d]	9,057,311
Texas Department of Housing and Community Affairs, Home Mortgage Revenue (Collateralized: FHLMC, FNMA and GNMA)	13.05	7/2/24	200,000	[f]	211,612
				70,622,019
Virginia - 2.4%
Barclays Capital Municipal Trust Receipts (Series 17 W), (Virginia Small Business Financing Authority, Health Care Facilities Revenue (Sentara Healthcare)) Recourse	5.00	11/1/40	10,000,000	[b,c]	11,208,100
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	2,100,000		2,192,463
				13,400,563
Washington - 4.3%
Barclays Capital Municipal Trust Receipts (Series 27 B), (King County, Sewer Revenue) Recourse	5.00	1/1/29	3,998,716	[b,c]	4,665,936
Barclays Capital Municipal Trust Receipts (Series 66 W), (King County, Limited Tax GO (Payable from Sewer Revenues)) Recourse	5.13	1/1/33	10,000,000	[b,c]	11,158,000
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	5,975,000	[d]	6,721,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 148.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 4.3% (continued)
Washington Higher Education Facilities Authority, Revenue (Seattle University Project) (Insured; AMBAC) (Prerefunded)	5.25	11/1/17	1,500,000	[d] 1,607,055
				24,152,209
West Virginia - .3%
The County Commission of Harrison County, SWDR (Allegheny Energy Supply Company, LLC Harrison Station Project)	5.50	10/15/37	1,750,000	1,824,708
Wisconsin - 1.2%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	6,000,000	6,883,860
Wyoming - 1.0%
Wyoming Municipal Power Agency, Power Supply System Revenue	5.50	1/1/33	2,360,000	2,526,215
Wyoming Municipal Power Agency, Power Supply System Revenue	5.38	1/1/42	2,750,000	2,936,285
				5,462,500
U.S. Related - 1.6%
Guam, LOR (Section 30)	5.75	12/1/34	2,000,000	2,227,060
Guam Housing Corporation, SFMR (Guaranteed Mortgage-Backed Securities Program) (Collateralized; FHLMC)	5.75	9/1/31	965,000	1,045,693
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	2,000,000	2,228,200
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	3,500,000	3,543,925
				9,044,878

Total Investments (cost $738,672,194)			148.5%	826,789,306
Liabilities, Less Cash and Receivables			(22.9%)	(127,514,233)
Preferred Stock, at redemption value			(25.6%)	(142,500,000)
Net Assets Applicable to Common Shareholders			100.0%	556,775,073

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Collateral for floating rate borrowings.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $346,278,758, or 62.19% of net assets applicable to Common Shareholders.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Inverse floater security—the interest rate is subject to change periodically. Rate shown is the interest rate in effect at March 31, 2016.

Portfolio Summary (Unaudited) †	Value (%)
Education	27.0
Special Tax	20.4
Utility-Water and Sewer	20.2
Utility-Electric	19.0
Health Care	17.2
Prerefunded	9.9
Transportation Services	8.2
Industrial	8.1
State/Territory	5.9
Asset-Backed	2.7
Pollution Control	2.4
Resource Recovery	1.2
City	1.0
Housing	.7
County	.6
Other	4.0
148.5

† Based on net assets applicable to Common Shareholders.
See notes to financial statements.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	738,672,194	826,789,306
	Cash	223,704
	Interest receivable	12,572,905
	Prepaid expenses	64,211
		839,650,126
	Liabilities ($):
	Due to The Dreyfus Corporation and affiliates—Note 2(b)	410,510
	Payable for floating rate notes issued—Note 3	139,574,397
	Interest and expense payable related to floating rate notes issued—Note 3	229,392
	Commissions payable—Note 1	9,521
	Dividends payable to Preferred Shareholders	4,764
	Accrued expenses	146,469
		140,375,053
	Auction Preferred Stock, Series M,T,W,Th and F, par value $.001 per share (5,700 shares issued and outstanding at $25,000 per share liquidation value)—Note 1	142,500,000
	Net Assets Applicable to Common Shareholders ($)	556,775,073
	Composition of Net Assets ($):
	Common Stock, par value, $.001 per share (61,849,399 shares issued and outstanding)	61,849
	Paid-in capital	536,109,665
	Accumulated undistributed investment income—net	2,857,384
	Accumulated net realized gain (loss) on investments	(70,370,937)
	Accumulated net unrealized appreciation (depreciation) on investments	88,117,112
	Net Assets Applicable to Common Shareholders ($)	556,775,073
	Shares Outstanding
	(500 million shares authorized)	61,849,399
	Net Asset Value Per Share of Common Stock ($)	9.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	19,538,032
Expenses:
Management fee—Note 2(a)	2,592,102
Interest and expense related to floating rate notes issued—Note 3	393,294
Commission fees—Note 1	137,280
Professional fees	61,986
Shareholders’ reports	36,984
Shareholder servicing costs	29,882
Custodian fees—Note 2(b)	24,802
Directors’ fees and expenses—Note 2(c)	24,563
Registration fees	19,586
Miscellaneous	32,018
Total Expenses	3,352,497
Less—reduction in expenses due to undertaking—Note 2(a)	(345,614)
Net Expenses	3,006,883
Investment Income—Net	16,531,149
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	3,302,913
Net unrealized appreciation (depreciation) on investments	12,031,660
Net Realized and Unrealized Gain (Loss) on Investments	15,334,573
Dividends to Preferred Shareholders	(223,813)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	31,641,909

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended March 31, 2016 (Unaudited)

Cash Flows from Operating Activities ($):
Interest received	20,411,642
Operating expenses paid	(2,672,504)
Dividends paid to Preferred Shareholders	(221,366)
Purchases of portfolio securities	(39,827,740)
Proceeds from sales of portfolio securities	43,827,634
Net Cash Provided by Operating Activities		21,517,666
Cash Flows from Financing Activities ($):
Floating rate notes redeemed	(6,555,000)
Dividends paid to Common Shareholders	(15,957,143)
Interest and expense related to floating rate notes issued paid	(490,941)
Net Cash Used in Financing Activities		(23,003,084)
Decrease in cash		(1,485,418)
Cash at beginning of period		1,709,122
Cash at end of period		223,704
Reconciliation of Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Applicable to Common Shareholders Resulting From Operations		31,641,909
Adjustments to reconcile net increase in net assets applicable to Common Shareholders resulting from operations to net cash provided by operating activities ($):
Decrease in investments in securities, at cost		592,943
Decrease in receivable for investment securities sold		104,037
Decrease in interest receivable		185,243
Increase in prepaid expenses		(42,830)
Decrease in commissions payable and accrued expenses		(36,856)
Increase in Due to The Dreyfus Corporation and affiliates		20,771
Increase in dividends payable to Preferred Shareholders		2,447
Interest and expense related to floating rate notes issued		393,294
Net unrealized appreciation on investments		(12,031,660)
Net amortization of premiums on investments		688,368
Net Cash Provided by Operating Activities		21,517,666

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015
Operations ($):
Investment income—net	16,531,149	33,908,773
Net realized gain (loss) on investments	3,302,913	(1,503,956)
Net unrealized appreciation (depreciation) on investments	12,031,660	(578,735)
Dividends to Preferred Shareholders	(223,813)	(181,238)
Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	31,641,909	31,644,844
Dividends to Common Shareholders from ($):
Investment income—net	(15,957,143)	(32,656,479)
Total Increase (Decrease) in Net Assets Applicable to Common Shareholders	15,684,766	(1,011,635)
Net Assets Applicable to Common Shareholders ($):
Beginning of Period	541,090,307	542,101,942
End of Period	556,775,073	541,090,307
Undistributed investment income—net	2,857,384	2,507,191

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements, and with respect to common stock, market price data for the fund’s common shares.

	Six Months Ended
	March 31, 2016	Year Ended September 30,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	8.75	8.76	8.07	9.31	8.41	8.65
Investment Operations:
Investment income—net[a]	.27	.55	.55	.54	.58	.60
Net realized and unrealized gain (loss) on investments	.24	(.03)	.73	(1.18)	.92	(.24)
Dividends to Preferred Shareholders from investment income—net	(.00)[b]	(.00)[b]	(.00)[b]	(.01)	(.01)	(.01)
Total from Investment Operations	.51	.52	1.28	(.65)	1.49	.35
Distributions to Common Shareholders:
Dividends from investment income—net	(.26)	(.53)	(.59)	(.59)	(.59)	(.59)
Net asset value, end of period	9.00	8.75	8.76	8.07	9.31	8.41
Market value, end of period	8.97	8.18	8.38	8.00	10.02	8.50
Total Return (%)[c]	12.96[d]	4.07	12.61	(14.65)	25.98	1.32

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2016	Year Ended September 30,
	(Unaudited)	2015	2014	2013	2012	2011
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets applicable to Common Stock[e]	1.22[f]	1.26	1.30	1.30	1.30	1.40
Ratio of net expenses to average net assets applicable to Common Stock[e]	1.10[f]	1.13	1.17	1.16	1.16	1.26
Ratio of interest and expense related to floating rate notes issued to average net assets applicable to Common Stock[e]	.14[f]	.17	.18	.11	.10	.10
Ratio of net investment income to average net assets applicable to Common Stock[e]	6.03[f]	6.24	6.50	6.01	6.59	7.51
Ratio of total expenses to total average net assets	.97[f]	1.00	1.00	.94	.94	.96
Ratio of net expenses to total average net assets	.87[f]	.90	.90	.84	.84	.86
Ratio of interest and expense related to floating rate notes issued to total average net assets	.11[f]	.14	.14	.08	.07	.07
Ratio of net investment income to total average net assets	4.78[f]	4.94	5.02	4.35	4.73	5.18
Portfolio Turnover Rate	6.43[d]	9.60	14.37	25.01	19.16	17.81
Asset Coverage of Preferred Stock, end of period	491	480	480	372	368	341
Net Assets, applicable to Common Shareholders, end of period ($ x 1,000)	556,775	541,090	542,102	499,307	573,909	515,399
Preferred Stock Outstanding, end of period ($ x 1,000)	142,500	142,500	142,500	183,250	213,750	213,750
Floating Rate Notes Outstanding, end of period ($ x 1,000)	139,574	146,129	146,129	129,259	74,886	74,886

a Based on average common shares outstanding.
b Amount represents less than $.01 per share.
c  Calculated based on market value.
d Not annualized.
e Does not reflect the effect of dividends to Preferred Shareholders.
f Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipals, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol LEO.

The fund has outstanding 1,140 shares each of Series M, Series T, Series W, Series TH and Series F for a total of 5,700 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to shareholders of Common Stock (“Common Shareholders”) or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value. Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of APS, voting as a separate class, have the right to elect at least two directors. The holders of APS will vote as a separate class on certain other matters, as required by law.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	826,789,306	-	826,789,306
Liabilities ($)
Floating Rate Notes††	-	(139,574,397)	-	(139,574,397)

†See Statement of Investments for additional detailed categorizations.
††Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to Common Shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Common Shareholders will have their distributions reinvested in additional shares of the fund, unless such Common Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent for the fund’s Common Stock, will buy fund shares in the open market and reinvest those shares accordingly.

On March 30, 2016, the Board declared a cash dividend of $.043 per share from investment income-net, payable on April 29, 2016 to Common Shareholders of record as of the close of business on April 13, 2016.

(d) Dividends to shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of March 31, 2016, for each Series of APS were as follows: Series M-0.452%, Series T-0.430%, Series W-0.474%, Series TH-0.474% and Series F-0.474%. These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received. The average dividend rates for the period ended March 31, 2016 for each Series of APS were as follows: Series M-0.31%, Series T-0.32%, Series W-0.32%, Series TH-0.31% and Series F-0.31%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $74,356,681 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2015. If not applied, $264,789 of the carryover expires in fiscal year 2016, $9,875,465 expires in fiscal year 2017, $32,540,019 expires in fiscal year 2018 and $6,369,224 expires in fiscal year 2019. The fund has $4,019,752 of post-enactment short-term capital losses and $21,287,432 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2015 was as follows: tax-exempt income $32,831,125 and ordinary income $6,592. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s average weekly net assets, inclusive of the outstanding APS, and is payable monthly. The Agreement provides for an expense reimbursement from Dreyfus should the fund’s aggregate expenses (excluding taxes, interest on borrowings, brokerage fees and extraordinary expenses) in any full fiscal year exceed the lesser of (1) the expense limitation of any state having jurisdiction over the fund or (2) 2% of the first $10 million, 1 1/2% of the next $20 million and 1% of the excess over $30 million of the average weekly value of the fund’s net assets. Dreyfus has currently undertaken, from October 1, 2015 through November 30, 2016, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing APS outstanding). The reduction in expenses, pursuant to the undertaking, amounted to $345,614 during the period ended March 31, 2016.

(b) The fund compensates The Bank of New York Mellon , a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31, 2016, the fund was charged $24,802 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

During the period ended March 31, 2016, the fund was charged $3,176 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $441,272, custodian fees $24,898 and Chief Compliance Officer fees $3,176, which are offset against an expense reimbursement currently in effect in the amount of $58,836.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2016, amounted to $46,382,740 and $43,723,597, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended March 31, 2016 was approximately $142,851,900, with a related weighted average annualized interest rate of .55%.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2016, accumulated net unrealized appreciation on investments was $88,117,112, consisting of $88,614,262 gross unrealized appreciation and $497,150 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus’ representatives noted that the fund was a closed-end fund without daily inflows and outflows of capital and provided the fund’s asset size. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to intermediaries and shareholders.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance, on a net asset value basis, was at or above the Performance Group and Performance Universe medians in the one-, two- and four-year periods. The fund’s total return performance, on a market price basis, was below the Performance Group and Performance Universe medians for all periods, except for the four- and ten-year periods when the fund’s performance was above the Performance Universe median. The Board also noted that, on a net asset value basis, the fund’s yield performance was at or above the Performance Group median for eight of the ten one-year periods ended September 30th and above the Performance Universe median for all ten periods. The fund’s yield performance, on a market price basis, was at or above the Performance Group median in seven of the ten one-year periods ended September 30th and was above the Performance Universe median for all ten periods. Dreyfus also provided a comparison of the fund’s calendar year total returns (on a net asset value basis) to the returns of the fund’s Lipper category average, noting that the fund’s returns were higher than the category average in six of the past ten calendar years.

Dreyfus representatives noted that Dreyfus has agreed, until November 30, 2015, to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average weekly net assets, including net assets representing auction preferred stock outstanding (“Leveraged Assets”).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee, based on common assets, was above the Expense Group median, the fund’s actual management fee, based on common assets, was below the Expense Group and Expense Universe medians, and the fund’s actual management fee, based on common assets and Leveraged Assets, was above the Expense Group and Expense Universe medians. The Board also noted that the fund’s total expenses, both based on common assets alone and on common assets and Leveraged Assets, were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fund is a closed-end fund. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that, because the fund is a closed-end fund without daily inflows and outflows of capital, there were not at this time significant economies of scale to be realized by Dreyfus in managing the fund’s assets. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

OFFICERS AND DIRECTORS
Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Chief Compliance Officer
Gordon J. Davis †	Joseph W. Connolly
Joni Evans
Ehud Houminer	Portfolio Managers
Hans C. Mautner	Daniel A. Barton
Robin A. Melvin ††	Jeffrey B. Burger
Burton N. Wallack

† Interested Board Member
†† Auction Preferred Stock Directors	Manager
The Dreyfus Corporation

Officers	Custodian
President	The Bank of New York Mellon
Bradley J. Skapyak
Chief Legal Officer	Counsel
Bennett A. MacDougall	Stroock & Stroock & Lavan LLP
Vice President and Secretary
Janette E. Farragher	Transfer Agent,
Vice President and Secretaries	Dividend Disbursing Agent
James Bitetto	and Registrar
Joni Lacks Charatan	Computershare Inc.
Joseph M. Chioffi	(Common Stock)
Maureen E. Kane	Deutsche Bank Trust Company America
Sarah S. Kelleher	(Auction Preferred Stock)
Jeff Prusnofsky
Treasurer	Auction Agent
James Windels	Deutsche Bank Trust Company America
Assistant Treasurers	(Auction Preferred Stock)
Richard Cassaro
Gavin C. Reilly	Stock Exchange Listing
Robert S. Robol	NYSE Symbol: LEO
Robert Salviolo
Robert Svagna	Initial SEC Effective Date
9/23/87
The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Municipal Bond Funds” every Monday; and Wall Street Journal, Mutual Funds section under the heading
“Closed-End Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its Common Stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

Dreyfus Strategic Municipals, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Registrar (Common Stock)

Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent (Common Stock)

Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	LEO

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0853SA0316

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

                  Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  None.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)